Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended					3 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2007 Parent [Member]	Jun. 30, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Jun. 30, 2008 Parent [Member]	Dec. 31, 2008 Parent [Member]	Dec. 31, 2007 Parent [Member]	Dec. 31, 2010 Montclair Hospital [Member] Parent [Member]	Oct. 31, 2010 Sharpstown Hospital [Member] Parent [Member]	Jun. 30, 2010 Inglewood Hospital [Member] Parent [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of real estate	$ 97,669,000	$ 15,000,000	$ 89,959,000			$ 15,000,000	$ 105,000,000			$ 20,000,000	$ 3,000,000	$ 75,000,000
Gain on sale of real estate				4,100,000		300,000	9,300,000			2,200,000	700,000	6,000,000
Number of beds sold					369
Real estate held for sale		89,973,000						15,000,000
Sale of real estate, early lease termination fees							7,000,000
Sale of real estate, loan pre-payment							8,000,000
Write off in related straight-line rent receivables							9,500,000
Working capital loans included in assets of discontinued operations									4,200,000
Wrote off remaining uncollectible receivables from the operator							2,100,000
Income tax benefit related to uncollectible receivables							1,200,000
Litigation expenses related to this discontinued operation						$ 2,700,000